Derivative financial liabilities (Details 1) - Derivative Financial Liabilities [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
Warrants Outstanding and Exercisable	1,910	1,910
Warrants Weighted Average Exercise Price	$ 29.06	$ 29.06
Warrants outstanding and exercisable, warrants issued	0	0
Warrants Weighted Average Exercise Price, warrants issued	$ 0	$ 0
Warrants Outstanding and Exercisable	1,910	1,910
Warrants Weighted Average Exercise Price	$ 29.06	$ 29.06